Other Payables and Accruals	6 Months Ended
Jun. 30, 2025
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

Note 11 — OTHER PAYABLES AND ACCRUALS

The components of other payables and accruals are as follows:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Accrued expenses	208,454	28,080	22,077
Other payables	503,997	488,681	384,214
GST payable, net	93,399	112,066	88,109
Other payables and accruals	805,850	628,827	494,400

Accrued expenses mainly consisted of staff expenses and professional service fees and costs incurred for operating activities which are yet to bill. Other payables included the provision for legal claims amounting to S$275,000 and S$260,000 ($204,419) as of December 31, 2024 and June 30, 2025 respectively. For more information see “Note 17 — Commitments and Contingencies”.